UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund
(Institutional Class Shares)
(a series of Undiscovered Managers Funds)

Supplement dated February 11, 2008
to the Prospectus dated December 31, 2007

Effective February 11, 2008, the “Annual Operating Expenses” table under the “Investor Expenses for Institutional Class Shares” heading on page 11 for the JPMorgan Realty Income Fund (the Fund) is hereby deleted in its entirety and replaced with the following:

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)
Management Fees	0.75
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.10
Other Expenses[1]	0.30

Total Annual Operating Expenses	1.15
Fee Waivers and Expense Reimbursements[2]	(0.22)
Net Expenses	0.93

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year.

2	JPMIM, the Fund’s Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Institutional Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.93% of their average daily net assets through 2/10/09. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

In addition, effective February 11, 2008, the “Example” section for the Fund on page 12 is hereby deleted and replaced with the following:

Example

The example helps you compare the cost of investing in Institutional Class Shares with the cost of investing in other mutual funds. This example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/10/09, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Institutional Class Shares and your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
YOUR COST ($) (with or without redemption)	95	344	612	1,378

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-RI-I-208

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund
(Class R5 Shares)
(a series of Undiscovered Managers Funds)

Supplement dated February 11, 2008
to the Prospectus dated December 31, 2007

Effective February 11, 2008, the “Annual Operating Expenses” table under the “Investor Expenses for Class R5 Shares” heading on page 4 for the JPMorgan Realty Income Fund (the Fund) is hereby deleted in its entirety and replaced with the following:

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CLASS R5 ASSETS)
Management Fees	0.75
Distribution (Rule 12b-1) Fees	NONE
Shareholder Service Fees	0.05
Other Expenses[1]	0.30

Total Annual Operating Expenses	1.10
Fee Waivers and Expense Reimbursements[2]	(0.20)
Net Expenses	0.90

1	“Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year.

2	JPMIM, the Fund’s Administrator and Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent total annual operating expenses of Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.90% of their average daily net assets through 2/10/09. In addition, the Fund’s service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

In addition, effective February 11, 2008, the “Example” section for the Fund on page 4 is hereby deleted and replaced with the following:

Example

The example helps you compare the cost of investing in Class R5 Shares with the cost of investing in other mutual funds. This example assumes:

•	$10,000 initial investment,

•	5% return each year, and

•	net expenses through 2/10/09, and total annual operating expenses thereafter.

This example is for comparison only; the actual returns of Class R5 Shares and your actual costs may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
YOUR COST ($) (with or without redemption)	92	330	587	1,322

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-RI-R5-208